Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Key Management Compensation

Key management compensation for the years ended December 31, 2024 and 2023 is comprised of the following:

For the year ended December 31,	2024	2023
Share-based compensation	$3,054	$4,029
Salaries and benefits	1,704	1,069
Professional fees	552	602
	$5,310	$5,700

Schedule of Charged to these Arrangements

The Company was charged for the following with respect to these arrangements in the year ended December 31, 2024 and 2023:

For the year ended December 31,	2024	2023
Salaries and benefits	$2,244	$2,071
Office and other	469	412
Filing and regulatory fees	54	54
Marketing and travel	19	20
	$2,786	$2,557